Note 27 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	2017	2016	2015
Segment operating income (loss)	(2,027)	392	488
Financial income (expense), net	2,643	3,949	(2,094)
Foreign Currency exchange (losses) gains, net	(909)	103	699
Other income (expense), net	-	-	-
Income tax (expense) credit	(388)	(602)	(759)
Consolidated net profit (loss)	(681)	3,842	(1,667)

Revenue from External Customers by Geographic Areas [Table Text Block]
	2017	2016	2015
Asia	38%	29%	34%
France	30%	27%	24%
United States	5%	10%	5%
Others geographical areas	27%	34%	37%

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2017
Sales of goods	4,232	18,348	-	-	22,580
Sales of RPPs & leases	3,800	1,295	-	-	5,095
Sales of spare parts and services	1,445	6,566	-	-	8,011
Total sales	9,477	26,209	-	-	35,686
External other revenues	36	24	-	-	60
Total revenues	9,513	26,233			35,746
Total COS	(4,732)	(16,207)	-	-	(20,938)
Gross profit	4,782	10,026	-	-	14,808
R&D expenses	(2,469)	(1,413)	-	-	(3,881)
Selling and marketing expenses	(4,004)	(5,521)	-	-	(9,526)
G&A expenses	(1,009)	(1,057)	(1,362)	-	(3,428)
Total expenses	(7,482)	(7,991)	(1,362)	-	(16,835)
Operating income (loss) from operations	(2,701)	2,035	(1,362)	-	(2,027)
Total Assets	11,333	27,803	7,761	-	46,897
Capital expenditures	1,190	928	-	-	2,118
Long-lived assets	2,804	4,278	-	-	7,082
Goodwill	645	1,767	-	-	2,412
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2016
Sales of goods	9,382	14,664	-	-	24,045
Sales of RPPs & leases	3,547	1,359	-	-	4,906
Sales of spare parts and services	862	5,766	-	-	6,628
Total sales	13,791	21,789	-	-	35,579
External other revenues	28	4	-	-	32
Total revenues	13,819	21,792			35,611
Total COS	(5,710)	(13,490)	-	-	(19,200)
Gross profit	8,109	8,302	-	-	16,411
R&D expenses	(2,452)	(1,416)	-	-	(3,868)
Selling and marketing expenses	(3,888)	(4,968)	-	-	(8,856)
G&A expenses	(804)	(1,177)	(1,315)	-	(3,296)
Total expenses	(7,144)	(7,560)	(1,315)	-	(16,019)
Operating income (loss) from operations	964	742	(1,315)	-	392
Total Assets	11,680	24,202	10,709	-	46,591
Capital expenditures	1,013	608	-	-	1,621
Long-lived assets	1,775	3,812	192	-	5,779
Goodwill	645	1,767	-	-	2,412
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2015
Sales of goods	4,878	17,027	-	-	21,906
Sales of RPPs & leases	2,908	1,501	-	-	4,408
Sales of spare parts and services	658	5,246	-	-	5,904
Total sales	8,444	23,774	-	-	32,218
External other revenues	32	3	-	-	35
Total revenues	8,476	23,777	-	-	32,253
Total COS	(3,636)	(14,832)	-	-	(18,468)
Gross profit	4,841	8,945	-	-	13,785
R&D expenses	(1,387)	(992)	-	(311)	(2,690)
Selling and marketing expenses	(2,284)	(5,122)	-		(7,406)
G&A expenses	(646)	(1,192)	(1,363)		(3,202)
Total expenses	(4,318)	(7,306)	(1,363)	(311)	(13,298)
Operating income (loss) from operations	523	1,639	(1,363)	(311)	488
Total Assets	9,619	25,818	3,144	-	38,581
Capital expenditures	457	207	-	-	664
Long-lived assets	1,437	3,320	192	-	4,949
Goodwill	645	1,767	-	-	2,412